FUTURE POLICY BENEFITS - Schedule of Undiscounted Expected Gross Premiums and Expected Future Benefit Payments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	$ 29,041	$ 26,281
Expected future gross premiums, Undiscounted	5,265	5,669
Expected future benefit payments, Discounted	16,374	14,432
Expected future gross premiums, Discounted	3,105	3,356
Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	20,609	17,462
Expected future gross premiums, Undiscounted	0	0
Expected future benefit payments, Discounted	12,274	10,263
Expected future gross premiums, Discounted	0	0
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	8,432	8,819
Expected future gross premiums, Undiscounted	5,265	5,669
Expected future benefit payments, Discounted	4,100	4,169
Expected future gross premiums, Discounted	$ 3,105	$ 3,356